NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Value Fund
ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Core Plus Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Value Opportunity Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Distribution, L.P.	Natixis Distribution, L.P.
NGAM Advisors, L.P.	Natixis Advisors, L.P.
NGAM Distribution Corporation	Natixis Distribution Corporation
Natixis Global Asset Management, L.P.	Natixis Investment Managers, L.P.
Natixis Global Asset Management	Natixis Investment Managers

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com
- for Fund documents	ngam.natixis.com/us/fund-documents	im.natixis.com/fund-documents
- for portfolio holdings	ngam.natixis.com/holdings	im.natixis.com/holdings
- for performance information	ngam.natixis.com/performance	im.natixis.com/performance
Funds’ email address	NatixisFunds@ngam.natixis.com	NatixisFunds@natixis.com

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Distribution, L.P.	Natixis Distribution, L.P.
NGAM Advisors, L.P.	Natixis Advisors, L.P.
NGAM Distribution Corporation	Natixis Distribution Corporation
Natixis Global Asset Management, L.P.	Natixis Investment Managers, L.P.
Natixis Global Asset Management	Natixis Investment Managers